SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENT INFORMATION [Abstract]
Schedule of Assets by Segment
The following financial information identifies the assets to segment:

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$45,518	$28,806	$18,137	$16,419	$108,880
Depreciation and amortization (*)	991	603	265	-	1,859
Expenditure for segment assets (*)	992	664	584	-	2,240

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,315	$12,707	$27,093	$18,473	$16,354	$108,942
Depreciation and amortization (*)	974	-	735	197	-	1,906
Expenditure for segment assets (*)	1,047	-	756	344	-	2,147

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Consolidated

Assets	$34,055	$13,941	$27,464	$21,068	$19,783	$116,311
Depreciation and amortization (*)	1,139	-	758	721	-	2,618
Expenditure for segment assets (*)	924	-	638	1,391	-	2,953
Goodwill	-	1,042	-	-	-	1,042

 (*) Excluding discontinued operations for each of the years ended on December 31, 2013, 2012 and 2011.

Schedule of Operating Income by Segment
The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2013
	OEM of Heat Management Solutions	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Consolidated

Revenues
Sale of products and services	$27,326	$29,796	$22,429	$-	$-	$79,551
Intersegment revenues	3,812	111	-	-	(3,923)	-
Total revenues	31,138	29,907	22,429	-	(3,923)	79,551

Cost of revenues	24,141	21,600	19,224	-	(4,086)	60,879
Gross profit	6,997	8,307	3,205	-	163	18,672

Research and development	415	298	-	-	-	713
Selling and marketing	1,520	1,145	485	-	-	3,150
General and administrative	3,158	3,093	3,261	-	-	9,512
Other expense (income)	(20)	-	-	-	-	(20)
Operating income (loss)	1,924	3,771	(541)	-	163	5,317

Financial expense, net	-	-	-	(50)	-	(50)
Income before taxes on income						$5,267

	Year ended December 31, 2012
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Adjustment to the consolidated financial statements	Consolidated

Revenues
Sale of products and services	$27,944	$10,008	$27,529	$22,442	$-	$-	$(10,008)	$77,915
Intersegment revenues	3,088	-	180	-	-	(3,268)	-	-
Total revenues	31,032	10,008	27,709	22,442	-	(3,268)	(10,008)	77,915

Cost of revenues	23,105	8,043	19,671	19,044	-	(3,281)	(8,043)	58,539
Gross profit	7,927	1,965	8,038	3,398	-	13	(1,965)	19,376

Research and development	581	157	414	-	-	-	(157)	995
Selling and marketing	1,476	527	1,049	374	-	-	(527)	2,899
General and administrative	3,530	1,377	3,270	3,310	-	-	(1,377)	10,110
Other expense (income)	(13)	21	-	-	-	-	(21)	(13)
Operating income (loss)	2,353	(117)	3,305	(286)	-	13	117	5,385

Financial expense, net	-	-	-	-	(106)	-	-	(106)
Income before taxes on income								$5,279

	Year ended December 31, 2011
	OEM of Heat Management Solutions	OEM of Electric Motion Systems	Heat Transfer Services and Products	MRO services for Aviation Components	Amounts not allocated to segments	Elimination of inter-company sales	Adjustment to the consolidated financial statements	Consolidated

Revenues
Sale of products and services	$25,993	$11,658	$27,600	$20,146	$-	$-	$(11,658)	$73,739
Intersegment revenues	4,027	-	3	-	-	(4,030)	-	-
Total revenues	30,020	11,658	27,603	20,146	-	(4,030)	(11,658)	73,739

Cost of revenues	22,662	9,388	20,173	17,882	-	(4,009)	(9,388)	56,708
Write down of inventory and impairment charges of long lived assets	-	-	-	5,465	-	-	-	5,465
Gross profit	7,358	2,270	7,430	(3,201)	-	(21)	(2,270)	11,566

Research and development	455	331	-	-	-	-	(331)	455
Selling and marketing	1,202	619	1,026	591	-	-	(619)	2,819
General and administrative	3,789	1,499	3,035	2,626	-	-	(1,499)	9,450
Other expense (income)	(190)	21	-	-	-	-	(21)	(190)
Operating income (loss)	2,102	(200)	3,369	(6,418)	-	(21)	200	(968)

Financial expense, net	-	-	-	-	(420)	-	-	(420)
Income before taxes on income								$(1,388)